Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SECOND SIGHT MEDICAL PRODUCTS, INC.
Entity Central Index Key	0001266806
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false